Shareholder Fees {- Fidelity Freedom® 2035 Fund}	Jul. 13, 2021 USD ($)
03.31 Fidelity Freedom Funds Retail Combo PRO-15 | Fidelity Freedom® 2035 Fund
Shareholder Fees:
(fees paid directly from your investment)	none